UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  153 East 53rd Street, 48th Floor
          New York, New York 10022

13F File Number: 28-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Bunyaner
Title:    Managing Member
Phone:    (212) 521-0981

Signature, Place and Date of Signing:


/s/ Michael Bunyaner         New York, New York                   5/13/05
----------------------       ---------------------                --------------
     [Signature]                  [City, State]                       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total:  $296,967
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                                                       INVST
NAME OF ISSUER                 TITLE OF    CUSIP       MKT VALUE            SH/ PUT/   DSCTN   OTHER       VOTING AUTHORITY
                                CLASS      NUMBER      (X $1000)    SHARES  PRN CALL   SOLE    MGRS      SOLE    SHARED     NONE
                                -----      ------      ---------    ------  --- ----   ----    ----      ----    ------     ----
AMERISOURCEBERGEN CORP         COM         03073E105       6,875    120,000 SH         X       None   120,000         0        0
ARCH COAL INC                  COM         039380100       2,581     60,000 SH         X       None    60,000         0        0
ACCENTURE LTD BERMUDA          CL A        G1150G111      11,834    490,000 SH         X       None   490,000         0        0
ANDREW CORP                    COM         034425108       1,171    100,000 SH         X       None   100,000         0        0
APOLLO GROUP INC               CLA         037604105       7,406    100,000 SH  PUT    X       None   100,000         0        0
ARBINET THEXCHANGE INC         COM         03875P100       1,334     70,000 SH         X       None    70,000         0        0
ALLTEL CORP                    COM         20039103        6,034    110,000 SH         X       None   110,000         0        0
ALLIANT TECHSYSTEMS INC        COM         018804104       1,429     20,000 SH         X       None    20,000         0        0
BECKMAN COULTER INC            COM         075811109       6,977    105,000 SH         X       None   105,000         0        0
PEABODY ENERGY CORP            COM         704549104       6,847    147,700 SH         X       None   140,000         0        0
COMMERCE BANCORP INC NJ        COM         200519106       1,624     50,000 SH  CALL   X       None    50,000         0        0
C COR  INC                     COM         125010108         790    130,000 SH         X       None   130,000         0        0
 CLEVELAND CLIFFS INC          COM         185896107       3,644     50,000 SH  CALL   X       None    50,000         0        0
CLEVELANDS CLIFFS INC          COM         185896107       1,457     20,000 SH         X       None    20,000         0        0
CONSOL ENERGY INC              COM         20854P109       8,229    175,000 SH         X       None   175,000         0        0
CISCO SYS INC                  COM         17275R102       2,505    140,000 SH         X       None   140,000         0        0
CUNO INC                       COM         126583103       3,854     75,000 SH         X       None    75,000         0        0
CABLEVISION SYS CORP           CLA NY
                               CABLVS      12686C5DF       1,403     50,000 SH  CALL   X       None    50,000         0        0
CABLEVISION SYS CORP           CLA NY
                               CABLVS      12686C109       5,972    212,900 SH         X       None   212,900         0        0
D R HORTON INC                 COM         23331109        2,047     70,000 SH  PUT    X       None    70,000         0        0
E TRADE GROUP INC              COM         269246104       1,320    110,000 SH         X       None   110,000         0        0
FLUOR CORP NEW                 COM         343412102      13,580    245,000 SH         X       None   245,000         0        0
FISHER SCIENTIFIC INTL INC     COM NEW     338032204       9,961    175,000 SH         X       None   175,000         0        0
GENERAL MOTORS CORP            COM         370442105       4,638    157,800 SH         X       None   157,800         0        0
GRANT PRIDECO INC              COM         38821G101       3,624    150,000 SH         X       None   150,000         0        0
HCA INC                        COM         404119109       4,286     80,000 SH         X       None    80,000         0        0
HILTON HOTELS CORP             COM         432848109       5,565    249,000 SH         X       None   249,000         0        0
INVESTORS FINL SERVICES CORP   COM         461915100       2,446     50,000 SH  PUT    X       None    50,000         0        0
INTUIT                         COM         461202103       2,189     50,000 SH  CALL   X       None    50,000         0        0
J P MORGAN CHASE & CO          COM         46625H100       4,498    130,000 SH         X       None   130,000         0        0
MBNA CORP                      COM         55262L100       4,419    180,000 SH         X       None   180,000         0        0
LAMAR ADVERTISING CO           CLA         512815101       8,864    220,000 SH         X       None   220,000         0        0
LAUREATE EDUCATION INC         COM         518613104       8,344    195,000 SH         X       None   195,000         0        0
MANPOWER INC                   COM         56418H100       4,352    100,000 SH  CALL   X       None   100,000         0        0
MCKESSON CORP                  COM         58155Q103       1,888     50,000 SH  PUT    X       None    50,000         0        0
NABORS INDUSTRIES LTD          SHS         G6359F103         296      5,000 SH         X       None     5,000         0        0
NASDAQ STOCK MARKET INC        COM         631103108       1,231    115,000 SH         X       None   115,000         0        0
NOBLE CORPORATION              SHS         G65422100       2,811     50,000 SH  CALL   X       None    50,000         0        0
NOBLE CORPORATION              SHS         G65422100         843     15,000 SH         X       None    15,000         0        0
NATIONAL OILWELL VARCO INC     COM         637071101      10,975    235,000 SH         X       None   235,000         0        0
NETEASE.COM INC                SPONSORED
                               ADR         64110W102         844     17,500 SH         X       None    17,500         0        0
NOVATEL WIRELESS INC           COM NEW     66987M604       1,451    135,000 SH         X       None   135,000         0        0
NEWS CORP                      CLA         65248E104         846     50,000 SH  CALL   X       None    50,000         0        0
NEWS CORP                      CLA         65248E104       5,499    325,000 SH         X       None   325,000         0        0
OWENS ILL INC                  COM NEW     690768403       5,531    220,000 SH         X       None   220,000         0        0
PRECISION CASTPARTS CORP       COM         740189105       6,854     89,000 SH         X       None    89,000         0        0
PRECISION CASTPARTS CORP       COM         740189105       2,811     36,500 SH  PUT    X       None    36,500         0        0
PETSMART INC                   COM         716768106       7,619    265,000 SH         X       None   265,000         0        0
PROCTER & GAMBLE CO            COM         742718109       5,830    110,000 SH         X       None   110,000         0        0
RARE HOSPITALITY INTL INC      COM         753820109       7,102    230,000 SH         X       None   230,000         0        0
RYLAND GROUP INC               COM         783764103       2,481     40,000 SH  PUT    X       None    40,000         0        0
SLM CORP                       COM         78442P106       9,220    185,000 SH         X       None   185,000         0        0
SOUTHWESTERN ENERGY CO         COM         845467109       5,676    100,000 SH         X       None   100,000         0        0
TIFFANY & CO-NEW               COM         886547108       2,416     70,000 SH         X       None    70,000         0        0
TIME WARNER INC                COM         887317105      11,408    650,000 SH         X       None   650,000         0        0
TYCO INTERNATIONAL LTD NEW     COM         902124106      14,196    420,000 SH         X       None   420,000         0        0
UNOCAL CORP                    COM         915289102       6,169    100,000 SH  CALL   X       None   100,000         0        0
UNOCAL CORP                    COM         915289102       1,234     20,000 SH         X       None    20,000         0        0
UNOVA INC                      COM         91529B106       6,608    320,000 SH         X       None   320,000         0        0
UNOVA INC                      COM         91529B106       2,065    100,000 SH  PUT    X       None   100,000         0        0
US BANCORP DEL                 COM NEW     902973304       4,323    150,000 SH         X       None   150,000         0        0
VIACOM INC                     CLB         925524308       3,309     95,000 SH         X       None    95,000         0        0
WEATHERFORD INTERNATIONAL LT   COM         G95089101       4,925     85,000 SH         X       None    85,000         0        0
WHIRLPOOL CORP                 COM         963320106       2,709     40,000 SH  PUT    X       None    40,000         0        0
WASHINGTON MUT INC             COM         939322103       2,963     75,000 SH  PUT                    75,000
WAL MART STORES INC            COM         931142103       7,517    150,000 SH  CALL                  150,000
WAL MART STORES INC            COM         931142103      11,525    230,000 SH                        230,000
UNITED STATES STL CORP NEW     COM         912909108       2,543     50,000 SH  PUT                    50,000
YAHOO INC                      COM         984332106       1,017     30,000                            30,000

03105.0001 #570953